Common shares	12 Months Ended
Dec. 31, 2012
CommonShares
Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	# of Shares	$ Amount

As at December 31, 2009	30,726,796	$51,934,360
Transactions during the year ended December 31, 2010
Issued on exercise of stock options	100,000	54,518
Transfer from contributed surplus upon exercise of stock options	-	42,557
As at December 31, 2010	30,826,796	52,031,435
Transactions during the year ended December 31, 2011
Issued through private placement, net of issue costs (i)	3,200,600	1,487,827
Value attributed to warrants issued in the private placement financing (i)	-	(329,826)
Issued on exercise of stock options	30,000	18,900
Issued on exercise of warrants	700,000	420,000
Transfer from contributed surplus upon exercise of stock options and warrants	-	127,911
As at December 31, 2011	34,757,396	53,756,247
Transactions during the year ended December 31, 2012
Issued through private placement financings, net of issue costs (ii)	4,258,005	2,886,024
Value attributed to warrants issued in the private placement financings (ii)	-	(409,143)
Issued on exercise of stock options	75,000	47,250
Issued on exercise of warrants	464,558	278,760
Transfer from contributed surplus upon exercise of stock options and warrants	-	64,108

As at December 31, 2012	39,554,959	$56,623,246

(i) On February 16, 2011 NXT closed a non-brokered private placement (the "2011 Placement") for aggregate proceeds of $1,600,300 ($1,487,827 net of costs incurred of $112,473) including $40,000 subscribed for by two Officers of the Company.  NXT issued a total of 3,200,600 units at a price of $0.50 per unit, with each unit consisting of one NXT common share and one warrant, with each warrant entitling the holder to acquire an additional common share at a price of $0.60 per share on or before the expiry date of February 16, 2012 (see also note 11).  In connection with closing of the 2011 Placement, NXT paid finder's fees which included $72,600 cash and 145,320 warrants, which had the same terms as the other warrants that were issued.

The common shares were recorded at a value equal to the net proceeds received of $1,488,267 and reduced by $329,386 which was the estimated fair value attributed to the 3,345,920 warrants that were issued in the 2011 Placement.

(ii) In March and May 2012, NXT conducted private placement financings (the "2012 Financings") which consisted of units issued at a price of US $0.75 (the "Units"). Each Unit consisted of one NXT common share and one warrant (the "Warrants") to purchase an additional NXT common share at a price of US $1.20. The Warrants have a term of two years from the date of issue, and the expiry can be accelerated at the option of NXT in the event that it issues a press release advising that its common shares have traded on the US OTCBB Exchange at a price exceeding US $1.50 for 20 consecutive trading days. Any Warrants subject to acceleration shall expire 30 days after such notice.

In connection with the 2012 Financings, NXT paid finder's fees totalling US $183,612 and issued a total of 244,816 finder's warrants (which have the same terms as the Warrants noted above).  The 2012 Financings had three separate closings in March, 2012 and one on May 4, 2012, which are summarized as follows:

	March,	May 4,
	2012	2012	total

Proceeds (in US dollars)	$2,216,005	$977,500	$3,193,505

Number of common shares issued	2,954,672	1,303,333	4,258,005

Number of Warrants issued	2,954,672	1,303,333	4,258,005
Number of finder's warrants issued	162,416	82,400	244,816
	3,117,088	1,385,733	4,502,821

Two Officers of the Company subscribed for a total of US $40,000 of the 2012 Financings.

The common shares that were issued under the 2012 Financings were recorded at a value equal to the proceeds received of $3,183,132 ($2,886,024, net of related issue costs totalling $297,108), and reduced by $409,143 which was the estimated fair value attributed to the 4,502,821 Warrants that were issued (see also note 11).